UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

ALPHABET, INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/7/2020	Meeting Date: 6/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.11	Election of Directors	For	Issuer	For	With
10	A stockholder proposal regarding a report on takedown requests, if properly presented at the meeting.	Against	Stockholder	Against	With
11	A stockholder proposal regarding majority vote for election of directors, if properly presented at the meeting.	Against	Stockholder	Against	With
12	A stockholder proposal regarding a report on gender/racial pay equity, if properly presented at the meeting.	Against	Stockholder	Against	With
13	A stockholder proposal regarding the nomination of human rights and/or civil rights expert to the board, if properly presented at the meeting.	Against	Stockholder	Against	With
14	A stockholder proposal regarding a report on whistleblower policies and practices, if properly presented at the meeting.	Against	Stockholder	Against	With
2	Ratification of the appointment of Ernst & Young LLP as independent registered accounting firm for the fiscal year ending December 31, 2020	For	Issuer	For	With
3	An amendment to Amended & Restated 2012 Stock Plan to increase the share reserve by 8.5 million shares of Class C capital stock.	For	Issuer	For	With
4	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With
5	Stockholder proposal regarding equal shareholder voting, if properly presented at meeting.	Against	Stockholder	Against	With
6	A stockholder proposal regarding a report on arbitration of employment related claims, if properly presented at meeting.	Against	Stockholder	Against	With
7	A Stockholder proposal regarding the establishment of a human rights risk oversight committee, if properly presented at the meeting.	Against	Stockholder	Against	With
8	A stockholder proposal regarding non-binding vote on amendment of bylaws, if properly presented at the meeting.	Against	Stockholder	Against	With
9	A stockholder proposal regarding a report on sustainability metrics, if properly presented at the meeting.	Against	Stockholder	Against	With

ANHEUSER-BUSCH INBEV SA

Ticker Symbol:BUD	Cusip Number:03524A108
Record Date: 4/15/2020	Meeting Date: 6/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Filings.	For	Issuer	For	With
1A	Revised text of articles of association: Proposed resolution: amending article 24.4 of the articles of association.	For	Issuer	For	With
1B	Revised text of articles of association: Proposed resolution: amending article 44 of the articles of association.	For	Issuer	For	With
1C	Revised text of articels of association: Proposed respoltion: amending several provisions of the articles of association.	For	Issuer	For	With
5	Approval of statutory annual accounts.	For	Issuer	For	With
6	Discharge to Directors.	For	Issuer	For	With
7	Discharge to statutory auditor.	For	Issuer	For	With
8A-K	Appointment of Directors.	For	Issuer	For	With
9	Remuneration policy and remuneration report: Proposed resolution: approving the remuneration report for the financial (see full report).	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2020	Meeting Date: 2/25/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-G	Election of Directors.	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for 2020.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With
4	Proposal entitled "Shareholder Proxy Access Amendments".	Against	Stockholder	Against	With
5	Proposal relating to sustainability and executive compensation.	Against	Stockholder	Against	With
6	Proposal relating to policies on freedom of expression.	Against	Stockholder	Against	With

BANCO DO BRASIL

Ticker Symbol:BDORY	Cusip Number:059578104
Record Date: 11/22/2019	Meeting Date: 11/27/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
I.1-I.2	Election of Supervisory Board Members.	For	Issuer	For	With
II.1-II.3	Election of Board of Director nominees.	For	Issuer	For	With
III.	Decide on Proposed changes to Company Bylaws.	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 4/21/2020	Meeting Date: 4/22/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-Q	Election of Board of Director Nominees.	For	Issuer	For	With
2	Approval of Executive Compensation (an Advisory, non-binding "Say on Pay" REsolution)	For	Issuer	For	With
3	Ratify appointment of Independent Registered Public Accounting Firm for 2020.	For	Issuer	For	With
4	Make Shareholder Proxy access more accessible.	Against	Stockholder	Against	With
5	Adopt new shareholder right- written consent.	Against	Stockholder	Against	With
6	Report Concerning Gender/Racial Pay Equity.	Against	Stockholder	Against	With
7	Review of Statement of the Purpose of a Corporation and report on recommended changes to Governance documents, policies and practices.	Against	Stockholder	Against	With

BAYER AG

Ticker Symbol:BAYRY	Cusip Number:072730302
Record Date: 4/15/2020	Meeting Date: 4/28/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Distribution of Profit.	For	Issuer	For	With
2	Ratification of actions of the Board of Management.	For	Issuer	For	With
3	Ratification of actions of Supervisory Board.	For	Issuer	For	With
4A-C	Election of Supervisory Board nominees.	For	Issuer	For	With
5	Compensation system for Board of Management.	For	Issuer	For	With
6	Compensation of Supervisory Board.	For	Issuer	For	With
7	Amendment of Articles- Supervisory Board Members' term.	For	Issuer	For	With
8	Election of the auditor (full year, half-year and Q3 2020; Q1 2021.	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK.B	Cusip Number:084670702
Record Date: 3/4/2020	Meeting Date: 5/2/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.14	Nomination of Directors	For	Issuer	For	With
2	Non-binding resolution to approve compensation of Company's named executive officers, as described in the 2020 Proxy Statement.	For	Issuer	For	With
3	Non-binding resolution to determine the frequency (whether annual, biennial, or triennial) with which shareholders of the Company shall be entitled to have an advisory vote on executive compensation.	For	Issuer	N/A	With
4	Shareholder Proposal regarding diversity.	Against	Issuer	For	With

BIOGEN, INC.

Ticker Symbol:BIIB	Cusip Number:09062X103
Record Date: 4/6/2020	Meeting Date: 6/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1L	Election of Directors for one year term.	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as independent public accounting firm for teh fiscal year ending December 31, 2020.	For	Issuer	For	With
3	Say on Pay- To approve an advisory vote on executive compensation.	For	Issuer	For	With

BNP PARIBAS

Ticker Symbol:BNPQY	Cusip Number:05565A202
Record Date: 5/11/2020	Meeting Date: 5/19/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of parent company Financial Statements for the 2019 financial year.	For	Issuer	For	With
18-Nov	Compensation Policy for Directors, Executive Officers & others	For	Issuer	For	With
19-23	Delegation of Authority to the Board of Directors to increase share capital.	For	Issuer	For	With
2	Approval of Consolidated Financial Statements for the 2019 financial year.	For	Issuer	For	With
24	Overall limit on authorizations to issue shares with, without...	For	Issuer	For	With
25	Delegation of authority to the Board of directors to conduct transactions of the Company Savings Plan.	For	Issuer	For	With
26	Authorization of the Board of Directors to reduce share capital by cancelling shares.	For	Issuer	For	With
27	Amendment of the Articles of Association to permit appointment of a Director representing employee shareholders.	For	Issuer	For	With
28	Amendment of the Articles of association to permit the Board of directors to take certain decisions by means of written consultation.	For	Issuer	For	With
29	Simplification and adaptation of the Articles of association.	For	Issuer	For	With
3	Appropriation of Net Income for the 2019 financial year.	For	Issuer	For	With
30	Authority to complete legal formalities.	For	Issuer	For	With
4	Special Report of Statutory Auditors on related party.	For	Issuer	For	With
5	Authorization for Board of Directors to purchase company shares.	For	Issuer	For	With
10-Jun	Nomination/Reappointment of Directors.	For	Issuer	For	With

BRITISH AMERICAN TOBACCO PLC

Ticker Symbol:BTI	Cusip Number:110448107
Record Date: 4/27/2020	Meeting Date: 4/30/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receipt of 2019 Annual Report & Accounts.	For	Issuer	For	With
15	Renewal of Directors authority to allot shares.	For	Issuer	For	With
16	Renewal of Director's authority to disapply pre-emption rights.	For	Issuer	For	With
17	Authority for the Company to purchase its own shares.	For	Issuer	For	With
18	Approval of British American Tobacco Restricted Share Plan.	For	Issuer	For	With
19	Authority to make donations to political organizations and to incur political expenditure.	For	Issuer	For	With
2	Approval of Directors remuneration repor.t	For	Issuer	For	With
20	Notice period for General Meetings.	For	Issuer	For	With
3	Reappointment of the Auditors.	For	Issuer	For	With
4	Authority for Audit Committee to agree to the Auditor remuneration.	For	Issuer	For	With
14-May	Election and Re-election of Directors.	For	Issuer	For	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:172967424
Record Date: 2/24/2020	Meeting Date: 4/21/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-1p.	Proposal to elect 16 Directors.	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote to approve Citi's 2019 Executive Compensation.	For	Issuer	For	With
4	Approval of Additional Authorized shares under the Citigroup 2019 Stock Incentive Plan.	For	Issuer	For	With
5	Stockholder proposal requesting an amendment to Citi's proxy access by-law provisions pertaining to the aggregation limit.	Against	Stockholder	Against	With
6

Stockholder proposal requesting that the Board review Citi's governance documents & make recommendations to shareholders on how the "Purpose of a Corporation" signed by Citi's CEO can be fully implemented.

		Against	Stockholder	Against	With
7	Stockholder proposal requesting a report disclosing information regarding Citi's lobbying policies & activities.	Against	Stockholder	Against	With

DIAGEO PLC

Ticker Symbol:DEO	Cusip Number:25243Q205
Record Date: 9/5/2019	Meeting Date: 9/19/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Report & Accounts 2019.	For	Issuer	For	With
13	Re-appointment of Auditor.	For	Issuer	For	With
14	Remuneration of Auditor.	For	Issuer	For	With
15	Authority to make political donations and/or incur political expenditure.	For	Issuer	For	With
16	Authority to allot shares.	For	Issuer	For	With
17	Approval of Irish Sharesave scheme.	For	Issuer	For	With
18	Disapplication of pre-emption rights.	For	Issuer	For	With
19	Authority to purchase own shares.	For	Issuer	For	With
2	Directors' remuneration report 2019.	For	Issuer	For	With
20	Reduced notice of General Meeting other than AGM.	For	Issuer	For	With
21	Adoption and approval of new articles of association.	For	Issuer	For	With
3	Declaration of final dividend.	For	Issuer	For	With
12-Apr	Election & Re-Election of Directors.	For	Issuer	For	With

FACEBOOK, INC.

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/3/2020	Meeting Date: 5/27/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.09	Election of Director nominees.	For	Issuer	For	With
10	A stockholder proposal regarding child exploitation.	Against	Stockholder	Against	With
11	A stockholder proposal regarding median gender/racial pay gap.	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as Facebook, Inc's independent registered public accounting firm for the fiscal year ending December 31, 2020.	For	Issuer	For	With
3	To approve the Director compensation policy.	For	Issuer	For	With
4	Stockholder proposal regarding the change in stockholder voting.	Against	Stockholder	Against	With
5	Stockholder proposal regarding an independent chair.	Against	Stockholder	Against	With
6	A stockholder proposal regarding majority voting for directors.	Against	Stockholder	Against	With
7	A stockholder proposal regarding political advertising.	Against	Stockholder	Against	With
8	A stockholder proposal regarding human/civil rights expert on Board.	Against	Stockholder	Against	With
9	A stockholder proposal regarding a report on civil and human rights risks.	Against	Stockholder	Against	With

MASTERCARD INC.

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/20/2020	Meeting Date: 6/16/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1N	Election of Directors.	For	Issuer	For	With
2	Advisory approval of Mastercard's executive compensation.	For	Issuer	For	With
3	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2020.	For	Issuer	For	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 7/19/2019	Meeting Date: 9/19/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.01-1.03	Election of Directors.	For	Issuer	For	With
2	To approve executive compensation by an advisory vote.	For	Issuer	For	With
3	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	For	Issuer	For	With

T. ROWE PRICE GROUP, INC.

Ticker Symbol:TROW	Cusip Number:74144T108
Record Date: 3/11/2020	Meeting Date: 5/12/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-1K.	Election of Directors.	For	Issuer	For	With
2	To approve, by a non-binding advisory vote, the compensation paid by the Company to it's Named Executive Officers.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for 2020.	For	Issuer	For	With
4	To approve the 2020 Long Term Incentive Plan	For	Issuer	For	With
5	Stockholder proposal for a report on voting by our funds and portfolios on matters related to climate change.	Against	Stockholder	Against	With

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Ticker Symbol:TSM	Cusip Number:874039100
Record Date: 4/9/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To accept 2019 Business Report and Financial Statements.	For	Issuer	For	With
2	To revise the Procedures for Lending Funds to Other Parties.	For	Issuer	For	With
3	Election of Directors.	For	Issuer	For	With

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker Symbol:TEVA	Cusip Number:881624209
Record Date: 4/30/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-1D.	Election of Directors.	For	Issuer	For	With
2	To approve on a non-binding advisory basis, the compensation of Teva's named executive officers.	For	Issuer	For	With
3	To approve Teva's 2020 Long Term Equity Based incentive Plan, substantially in the form attached as Appendix A to the Proxy Statement.	For	Issuer	For	With
4	To approve an amendment to the terms of employment of President & CEO.	For	Issuer	For	With
5	To approve an amendment to Teva's Articles of Association.	For	Issuer	For	With
6	To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as Teva's independent registered public accounting firm until Teva's 2021 annual meeting of shareholders.	For	Issuer	For	With

THE ESTEE LAUDER COMPANIES

Ticker Symbol:EL	Cusip Number:518439104
Record Date: 9/16/2020	Meeting Date: 11/15/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a.-1f.	Election of Class II Directors.	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent auditors for the 2020 fiscal year.	For	Issuer	For	With
3	Advisory vote to approve executive compensation.	For	Issuer	For	With
4	Approval of Estee Lauder Amended & Restated Fiscal 2002 Share Incentive Plan.	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/13/2020	Meeting Date: 5/12/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.12	Election of Directors.	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent auditors for 2020.	For	Issuer	For	With
3	Approve named executive officer compensation on non-binding advisory basis.	For	Issuer	For	With

THE TJX COMPANIES, INC.

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 4/13/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1K	Election of Directors.	For	Issuer	For	With
2	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2021.	For	Issuer	For	With
3	Advisory approval of TJX's executive compensation (the say-on-pay vote).	For	Issuer	For	With
4	Shareholder proposal for a report on the reduction in chemical footprint.	Against	Stockholder	Against	With
5	Shareholder proposal for a report on animal welfare.	Against	Stockholder	Against	With
6	Shareholder proposal for setting target amounts for CEO compensation.	Against	Stockholder	Against	With
7	Shareholder proposal for disclosure regarding excecutive share retention.	Against	Stockholder	Against	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/13/2020	Meeting Date: 3/11/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.a -1.i	Election of Directors.	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for fiscal 2020.	For	Issuer	For	With
3	To approve advisory resolution to on executive compensation.	For	Issuer	For	With
4	To approve an amendment to the company's 2011 Stock Incentive Plan.	For	Issuer	For	With
5	Shareholder proposal requesting an annual report disclosing information on the Company's lobbying policies and activities.	Against	Stockholder	Against	With

UNILEVER PLC

Ticker Symbol:UL	Cusip Number:904767704
Record Date: 4/16/2020	Meeting Date: 4/29/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the Report for Accounts for the year ended December 31, 2019.	For	Issuer	For	With
15	To reappoint KPMG as Auditor of the Company.	For	Issuer	For	With
16	To authorize Directors to fix renumeration of the Auditor.	For	Issuer	For	With
17	To authorize Political Donations and Expenditure.	For	Issuer	For	With
18	To renew authorization to Directors to issue new shares.	For	Issuer	For	With
19	To renew authority for Directors to disapply pre-emption rights.	For	Issuer	For	With
2	To approve Directors Renumeration Report.	For	Issuer	For	With
20	To renew authority to Directors to disapply rights for acquisitions and capital investments.	For	Issuer	For	With
21	To renew the authority to the Company to purchase its own shares.	For	Issuer	For	With
22	To shorten the notice period for General Meetings.	For	Issuer	For	With
14-Mar	Re-Election of Directors	For	Issuer	For	With

UNITED TECHNOLOGIES

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 10/1/2019	Meeting Date: 10/11/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1

Approve the issuance of UTC common stock to Raytheon shareholders in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of June 9, 2019, by and among Untied Technologies Corporation, Light Merger Sub Corp. and Raytheon Company.

		For	Issuer	For	With
2

Approve the adjournment of the UTC Special Meeting to a later date if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at teh time of the UTC special meeting to approve the UTC share issuance proposal.

		For	Issuer	For	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 3/3/2020	Meeting Date: 4/27/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-1H.	Election of Directors.	For	Issuer	For	With
2	Advisory vote to approve executive compensation.	For	Issuer	For	With
3	Appoint PricewaterhouseCoopers LLP to serve as Independent Auditor for 2020.	For	Issuer	For	With
4	Shareholder proposal regarding a Simple Majority Vote Requirement.	Abstained	Stockholder	N/A	N/A
5	Shareholder proposal to create a committee to prepare a report regarding the Impact of Plant Closures on Communities and Alternatives to Help Mitigate the Effects.	Against	Stockholder	Against	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 4/4/2020	Meeting Date: 4/30/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.-1K.	Election of Directors.	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as Valero's independent registered public accounting firm for 2020.	For	Issuer	For	With
3	Approve, by non-binding vote, the 2019 compensation of our named executive officers.	For	Issuer	For	With
4	Approve 2020 Omnibus Stock Incentive Plan.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:      August 11, 2020